Deferred revenue (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Deferred revenue
Deferred revenue	¥ 620,000		¥ 58,293	$ 84,940
Information about deferred revenue:
Revenue recognized that was included in unearned revenue as of January 1, 2023 and 2024	¥ 58,293	$ 7,986	¥ 16,848